OPERATING SEGMENTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Segment results
Number of reportable segments | segment	4	4
Number of operating segments aggregated to form reportable segments | segment	0	0
External revenues	Rp 147,306		Rp 143,210	Rp 136,447
Total revenues	147,306	$ 9,462	143,210	136,447
Profit before income tax	36,430	$ 2,340	43,739	39,147
Capital expenditures	(34,146)		(30,321)	(29,279)
Depreciation and amortization	(33,129)		(31,714)	(28,925)
Provision recognised in current period	(567)		(474)	(2,344)
Operating Segments.
Segment results
External revenues	146,689		142,798	136,126
Inter-segment revenue	50,329		46,146	40,725
Total revenues	197,018		188,944	176,851
Profit before income tax	42,394		49,413	43,587
Capital expenditures	(33,981)		(30,275)	(29,067)
Depreciation and amortization	(37,589)		(35,530)	(32,075)
Provision recognised in current period	(578)		(425)	(2,259)
Adjustment and inter-segment elimination
Segment results
External revenues	617		412	321
Inter-segment revenue	(50,329)		(46,146)	(40,725)
Total revenues	(49,712)		(45,734)	(40,404)
Profit before income tax	(5,964)		(5,674)	(4,440)
Capital expenditures	(165)		(46)	(212)
Depreciation and amortization	4,460		3,816	3,150
Provision recognised in current period	11		(49)	(85)
Mobile
Segment results
External revenues	85,493		84,267	83,720
Total revenues	85,493		84,267	83,720
Mobile | Operating Segments.
Segment results
External revenues	85,493		84,267	83,720
Inter-segment revenue	3,344		3,097	3,297
Total revenues	88,837		87,364	87,017
Profit before income tax	26,122		34,435	32,966
Capital expenditures	(12,343)		(10,548)	(9,520)
Depreciation and amortization	(21,028)		(20,333)	(19,715)
Provision recognised in current period	(128)		(99)	(83)
Consumer
Segment results
External revenues	26,354		24,930	20,957
Total revenues	26,349		24,928	21,005
Consumer | Operating Segments.
Segment results
External revenues	26,354		24,930	20,957
Inter-segment revenue	195		187	1,148
Total revenues	26,549		25,117	22,105
Profit before income tax	7,579		5,894	4,561
Capital expenditures	(9,038)		(10,444)	(9,770)
Depreciation and amortization	(6,738)		(6,566)	(3,990)
Provision recognised in current period	(434)		(285)	(511)
Enterprise
Segment results
External revenues	19,161		19,141	17,729
Total revenues	19,149		19,133	17,716
Enterprise | Operating Segments.
Segment results
External revenues	19,161		19,141	17,729
Inter-segment revenue	24,646		22,395	18,591
Total revenues	43,807		41,536	36,320
Profit before income tax	831		(307)	(544)
Capital expenditures	(5,983)		(4,514)	(5,178)
Depreciation and amortization	(3,999)		(3,909)	(3,276)
Provision recognised in current period	(45)		(13)	(1,390)
WIB
Segment results
External revenues	15,442		14,255	13,501
Total revenues	15,444		14,251	13,488
WIB | Operating Segments.
Segment results
External revenues	15,442		14,255	13,501
Inter-segment revenue	19,658		18,072	16,139
Total revenues	35,100		32,327	29,640
Profit before income tax	8,925		9,192	6,497
Capital expenditures	(6,612)		(4,756)	(4,587)
Depreciation and amortization	(5,805)		(4,702)	(5,069)
Provision recognised in current period	34		5	(267)
Others.
Segment results
External revenues	239		205	219
Total revenues	871		631	518
Others. | Operating Segments.
Segment results
External revenues	239		205	219
Inter-segment revenue	2,486		2,395	1,550
Total revenues	2,725		2,600	1,769
Profit before income tax	(1,063)		199	107
Capital expenditures	(5)		(13)	(12)
Depreciation and amortization	(19)		(20)	(25)
Provision recognised in current period	Rp (5)		Rp (33)	Rp (8)